TIMOTHY PLAN LARGE/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 85.8%
	ADVERTISING & MARKETING - 1.1%
7,078	AppLovin Corporation, Class A(a)	$ 3,646,798

	AEROSPACE & DEFENSE - 1.5%
9,302	Howmet Aerospace, Inc.	2,500,936
1,883	TransDigm Group, Inc.	2,508,231
		5,009,167
	ASSET MANAGEMENT - 0.5%
6,624	LPL Financial Holdings, Inc.	1,865,848

	BIOTECH & PHARMA - 0.5%
2,973	United Therapeutics Corporation(a)	1,610,861

	CHEMICALS - 3.2%
12,899	Linde plc	6,693,807
12,493	Sherwin-Williams Company (The)	4,301,590
		10,995,397
	COMMERCIAL SUPPORT SERVICES - 1.6%
17,667	Cintas Corporation	3,004,804
10,464	Waste Management, Inc.	2,332,216
		5,337,020
	CONSTRUCTION MATERIALS - 0.8%
4,571	Martin Marietta Materials, Inc.	2,636,096

	ELECTRIC UTILITIES - 0.7%
10,556	American Electric Power Company, Inc.	1,444,166
6,512	Vistra Corporation	1,032,999
		2,477,165
	ELECTRICAL EQUIPMENT - 8.6%
63,958	Amphenol Corporation, Class A	11,277,074
5,267	GE Vernova, Inc.	6,187,988
11,433	Trane Technologies plc	5,615,432
18,286	Vertiv Holdings Company, Class A	6,122,519
		29,203,013

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 85.8% (Continued)
	ENGINEERING & CONSTRUCTION - 1.4%
1,268	Comfort Systems USA, Inc.	$ 2,513,113
3,111	Quanta Services, Inc.	2,240,044
		4,753,157
	HEALTH CARE FACILITIES & SERVICES - 0.5%
4,664	HCA Healthcare, Inc.	1,818,447

	INDUSTRIAL REIT - 1.3%
33,784	Prologis, Inc.	4,576,718

	INDUSTRIAL SUPPORT SERVICES - 0.8%
58,936	Fastenal Company	2,830,696

	INFRASTRUCTURE REIT - 0.6%
12,203	American Tower Corporation	1,996,045

	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
31,099	Intercontinental Exchange, Inc.	3,828,598

	INSURANCE - 0.5%
7,268	Progressive Corporation (The)	1,587,695

	MACHINERY - 4.3%
13,830	Caterpillar, Inc.	14,727,567

	MEDICAL EQUIPMENT & DEVICES - 3.1%
10,612	Intuitive Surgical, Inc.(a)	4,220,180
5,328	Natera, Inc.(a)	1,446,286
15,495	Stryker Corporation	4,878,445
		10,544,911
	OIL & GAS PRODUCERS - 0.7%
33,202	Williams Companies, Inc. (The)	2,468,237

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 85.8% (Continued)
	RETAIL - CONSUMER STAPLES - 3.9%
14,310	Costco Wholesale Corporation	$ 13,386,576

	RETAIL - DISCRETIONARY - 3.6%
23,195	Carvana Company(a)	1,526,695
66,627	O'Reilly Automotive, Inc.(a)	6,135,680
21,216	Ross Stores, Inc.	4,515,826
		12,178,201
	SEMICONDUCTORS - 24.7%
37,240	Analog Devices, Inc.	14,790,611
13,015	ARM Holdings PLC - ADR(a)	4,614,729
63,773	Broadcom, Inc.	24,090,251
91,920	KLA Corporation	27,733,182
1,709	Monolithic Power Systems, Inc.	2,362,453
22,641	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	10,812,662
		84,403,888
	SOFTWARE - 13.4%
17,024	Cadence Design Systems, Inc.(a)	6,389,448
9,670	Cloudflare, Inc., Class A(a)	2,371,858
8,028	Crowdstrike Holdings, Inc., Class A(a)	6,126,488
16,439	Datadog, Inc., Class A(a)	4,280,058
13,588	Guidewire Software, Inc.(a)	1,672,003
5,587	MongoDB, Inc.(a)	1,876,673
17,532	Palantir Technologies, Inc., Class A(a)	2,045,458
39,632	Palo Alto Networks, Inc.(a)	13,515,305
32,262	Shopify, Inc., Class A(a)	3,683,675
13,970	Snowflake, Inc.(a)	3,555,365
		45,516,331
	TECHNOLOGY HARDWARE - 6.0%
66,639	Arista Networks, Inc.(a)	11,320,633
16,105	Ciena Corporation(a)	7,900,469
2,024	Fabrinet(a)	1,137,650
		20,358,752
	TRANSPORTATION & LOGISTICS - 1.4%
41,651	Canadian Pacific Kansas City Ltd.	3,609,059

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 85.8% (Continued)
	TRANSPORTATION & LOGISTICS - 1.4% (Continued)
6,027	CH Robinson Worldwide, Inc.	$ 1,135,125
		4,744,184

	TOTAL COMMON STOCKS (Cost $184,593,549)	292,501,368

	EXCHANGE-TRADED FUND — 9.0%
	EQUITY - 9.0%
1,098,000	Timothy Plan Free Cash Flow Growth ETF(a)(b)	30,595,770

	TOTAL EXCHANGE-TRADED FUND (Cost $28,030,312)	30,595,770

	SHORT-TERM INVESTMENT — 5.2%
	MONEY MARKET FUND - 5.2%
17,582,941	Fidelity Investments Money Market Government Portfolio, Class I, 3.52%(c) (Cost $17,582,941)	17,582,941

	TOTAL INVESTMENTS - 100.0% (Cost $230,206,802)	$ 340,680,079
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%(d)	(131,108)
	NET ASSETS - 100.0%	$ 340,548,971

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
Ltd.	- Limited Company
plc	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2026.
(d)	Percentage rounds to less than 0.1%.